Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Intangible assets other than goodwill [abstract]
Summary of Reconciliation of Changes in Intangible Assets and Goodwill

	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Customer Relationships (1)		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Cost as of January 1, 2020	Ps.	81,255	Ps.	47,907	Ps.	6,600	Ps.	1,702	Ps.	137,464	Ps.	9,566	Ps.	2,012	Ps.	1,829	Ps.	2,531	Ps.	15,938	Ps.	153,402
Additions		1		—		—		—		1		771		—		111		604		1,486		1,487
Acquisitions from business combinations (see Note 4)		—		12,080		2,101		—		14,181		26		8,596		—		1		8,623		22,804
Changes in fair value of past acquisitions		—		(1,086)		285		—		(801)		—		745		—		22		767		(34)
Transfer of completed development systems		—		—		—		—		—		398		—		—		(398)		—		—
Disposals		—		(183)		(116)		(311)		(610)		(164)		—		(43)		(378)		(585)		(1,195)
Specialty's disposal		—		(1,194)		(215)		(11)		(1,420)		—		—		—		(5)		(5)		(1,425)
Effect of movements in exchange rates		(4,067)		(4,704)		(8)		(4)		(9,323)		276		(1,503)		—		(65)		(1,292)		(10,615)
Changes in value on the recognition of inflation effects		—		—		—		—		—		—		—		—		38		38		38
Cost as of December 31, 2020	Ps.	76,649	Ps.	52,820	Ps.	8,647	Ps.	1,376	Ps.	139,492	Ps.	10,873	Ps.	9,850	Ps.	1,897	Ps.	2,350	Ps.	24,970	Ps.	164,462

	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Customer Relationships (1)		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Cost as of January 1, 2021	Ps.	76,649	Ps.	52,820	Ps.	8,647	Ps.	1,376	Ps.	139,492	Ps.	10,873	Ps.	9,850	Ps.	1,897	Ps.	2,350	Ps.	24,970	Ps.	164,462
Additions		2		—		—		127		129		1,140		—		145		1,103		2,388		2,517
Acquisitions from business combinations (see Note 4)		—		7,940		65		—		8,005		—		873		—		1		874		8,879
Transfer of completed development systems		—		—		—		—		—		262		—		—		(262)		—		—
Disposals		—		(12)		—		(10)		(22)		(973)		—		(36)		(102)		(1,111)		(1,133)
Effect of movements in exchange rates		(1,255)		(2,303)		(584)		(80)		(4,222)		(641)		77		—		(682)		(1,246)		(5,468)
Changes in value on the recognition of inflation effects		—		—		—		—		—		—		—		—		62		62		62
Impairment		—		(1,094)		(55)		—		(1,149)		—		—		—		—		—		(1,149)
Cost as of December 31, 2021	Ps.	75,396	Ps.	57,351	Ps.	8,073	Ps.	1,413	Ps.	142,233	Ps.	10,661	Ps.	10,800	Ps.	2,006	Ps.	2,470	Ps.	25,937	Ps.	168,170

(1)Includes customer relationships related to the acquisitions through Envoy Solutions disclosed in Note 4.

	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Customer Relationships (1)		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Cost as of January 1, 2022	Ps.	75,396	Ps.	57,351	Ps.	8,073	Ps.	1,413	Ps.	142,233	Ps.	10,661	Ps.	10,800	Ps.	2,006	Ps.	2,470	Ps.	25,937	Ps.	168,170
Additions		—		22		—		12		34		672		—		50		1,476		2,198		2,232
Acquisitions from business combinations (see Note 4)		1,116		33,715		1,077		—		35,908		373		—		—		1,054		1,427		37,335
Changes in fair value of past acquisitions		—		(2,557)		—		—		(2,557)		—		2,955		—		—		2,955		398
Internal developments		—		—		—		—		—		10		—		—		—		10		10
Transfer of completed development systems		—		—		—		—		—		65		—		(50)		(15)		—		—
Disposals		—		—		—		(2)		(2)		(891)		(3)		(29)		—		(923)		(925)
Effect of movements in exchange rates		(756)		(2,057)		(106)		(158)		(3,077)		15		(264)		—		466		217		(2,860)
Changes in value on the recognition of inflation effects		—		—		—		—		—		—		—		—		80		80		80
Impairment		—		(770)		—		—		(770)		—		—		—		—		—		(770)
Cost as of December 31, 2022	Ps.	75,756	Ps.	85,704	Ps.	9,044	Ps.	1,265	Ps.	171,769	Ps.	10,905	Ps.	13,488	Ps.	1,977	Ps.	5,531	Ps.	31,901	Ps.	203,670

(1)Includes customer relationships related to the acquisitions through Envoy Solutions disclosed in Note 4.

Amortization and Impairment Losses	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Customer Relationships		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
Amortization as of January 1 2020	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(5,174)	Ps.	(393)	Ps.	(637)	Ps.	(636)	Ps.	(6,840)	Ps.	(6,840)
Amortization expense		—		—		—		—		—		(1,537)		(467)		(99)		(362)		(2,465)		(2,465)
Disposals		—		—		—		—		—		129		—		—		48		177		177
Effect of movements in exchange rates		—		—		—		—		—		142		32		—		21		195		195
Changes in value on the recognition of inflation effects		—		—		—		—		—		(29)		1		—		—		(28)		(28)
Amortization as of December 31 2020	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(6,469)	Ps.	(827)	Ps.	(736)	Ps.	(929)	Ps.	(8,961)	Ps.	(8,961)
Amortization as of January 1 2021	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(6,469)	Ps.	(827)	Ps.	(736)	Ps.	(929)	Ps.	(8,961)	Ps.	(8,961)
Amortization expense		—		—		—		—		—		(1,473)		(791)		(102)		(328)		(2,694)		(2,694)
Disposals		—		—		—		—		—		789		—		—		101		890		890
Effect of movements in exchange rates		—		—		—		—		—		792		10		—		(15)		787		787
Changes in value on the recognition of inflation effects		—		—		—		—		—		(53)		—		—		(1)		(54)		(54)
Amortization as of December 31 2021	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(6,414)	Ps.	(1,608)	Ps.	(838)	Ps.	(1,172)	Ps.	(10,032)	Ps.	(10,032)
Amortization as of January 1 2022	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(6,414)	Ps.	(1,608)	Ps.	(838)	Ps.	(1,172)	Ps.	(10,032)	Ps.	(10,032)
Amortization expense		—		—		—		—		—		(1,312)		(915)		(104)		(365)		(2,696)		(2,696)
Disposals		—		—		—		—		—		992		157		3		—		1,152		1,152
Effect of movements in exchange rates		—		—		—		—		—		(193)		(786)		—		(248)		(1,227)		(1,227)
Changes in value on the recognition of inflation effects		—		—		—		—		—		(94)		—		—		(1)		(95)		(95)
Amortization as of December 31 2022	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	—	Ps.	(7,021)	Ps.	(3,152)	Ps.	(939)	Ps.	(1,786)	Ps.	(12,898)	Ps.	(12,898)

Carrying Amount	Rights to Produce and Distribute Coca-Cola Trademark Products		Goodwill		Trademark Rights		Other Indefinite Lived Intangible Assets		Total Unamortized Intangible Assets		Technology Costs and Management Systems		Customer Relationships		Alcohol Licenses		Other		Total Amortized Intangible Assets		Total Intangible Assets
As of December 31 2020	Ps.	76,649	Ps.	52,820	Ps.	8,647	Ps.	1,376	Ps.	139,492	Ps.	4,404	Ps.	9,023	Ps.	1,161	Ps.	1,421	Ps.	16,009	Ps.	155,501
As of December 31 2021	Ps.	75,396	Ps.	57,351	Ps.	8,073	Ps.	1,413	Ps.	142,233	Ps.	4,247	Ps.	9,192	Ps.	1,168	Ps.	1,298	Ps.	15,905	Ps.	158,138
As of December 31 2022	Ps.	75,756	Ps.	85,704	Ps.	9,044	Ps.	1,265	Ps.	171,769	Ps.	3,884	Ps.	10,336	Ps.	1,038	Ps.	3,745	Ps.	19,003	Ps.	190,772

Schedule of Allocation of Amortization Expenses
For the years ended December 31, 2022, 2021 and 2020, allocation for amortization expense is as follows:

	2022		2021		2020

Cost of goods sold	Ps.	207	Ps.	254	Ps.	288
Administrative expenses		1,771		1,630		1,412
Selling expenses		718		810		765
	Ps.	2,696	Ps.	2,694	Ps.	2,465

Summary of Average Remaining Period for Company's Intangible Assets Subject to Amortization
The average remaining period for the Company’s intangible assets that are subject to amortization is as follows:

Years
Technology Costs and Management Systems	2 - 10
Customer Relationships	10 - 25
Alcohol Licenses	12

Disclosure of Aggregate Carrying Amounts of Goodwill and Distribution Rights Allocated to Each CGU
The aggregate carrying amounts of goodwill and distribution rights allocated to each CGU are as follows:

	December 31, 2022		December 31, 2021
Mexico	Ps.	56,587	Ps.	56,352
Guatemala		1,691		1,735
Nicaragua		404		438
Costa Rica		1,418		1,407
Panama		1,170		1,238
Colombia		3,051		3,798
Brazil		31,753		30,608
Argentina		426		395
Uruguay		2,512		2,332
Total	Ps.	99,012	Ps.	98,303

Details of Key Assumptions by CGU for Impairment Test
The key assumptions by CGU for impairment testing as of December 31, 2022 were as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation	Expected Volume Growth Rates
			2023‑2027	2023‑2027
Mexico	9.5%	6.5%	4.3%	2.4%
Brazil	11.6%	7.2%	3.9%	4.3%
Colombia	13.9%	8.0%	3.9%	9.5%
Argentina	27.8%	19.8%	68.0%	4.5%
Guatemala	10.2%	7.6%	4.4%	14.8%
Costa Rica	15.4%	10.2%	3.3%	6.4%
Nicaragua	24.6%	11.8%	4.1%	6.0%
Panama	11.0%	8.3%	2.2%	4.0%
Uruguay	10.2%	7.4%	5.7%	4.0%

The key assumptions by CGU for impairment testing as of December 31, 2021 were as follows:

	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation	Expected Volume Growth Rates
CGU			2022‑2026	2022‑2026
Mexico	6.8%	4.9%	3.7%	2.8%
Brazil	9.1%	5.8%	3.3%	7.7%
Colombia	8.7%	5.8%	3.0%	8.4%
Argentina	19.7%	14.5%	35.9%	5.4%
Guatemala	7.9%	6.1%	4.2%	10.7%
Costa Rica	13.5%	9.2%	3.1%	6.5%
Nicaragua	18.3%	10.6%	4.3%	6.4%
Panama	8.5%	6.5%	2.2%	7.0%
Uruguay	8.5%	6.1%	5.0%	4.0%
The key assumptions by CGU for impairment test as of December 31, 2022 were as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2023‑2027	Expected Volume Growth Rates 2023‑2027
South America	9.3%	6.5%	4.9%	0.6%
(Health Division)
.

The key assumptions by CGU for impairment test as of December 31, 2021 were as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2022‑2026	Expected Volume Growth Rates 2022‑2026
South America	7.3%	5.3%	3.4%	0.3%
(Health Division)
The key assumptions by CGU for impairment test as of December 31, 2022 were as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2023‑2027	Expected Volume Growth Rates 2023‑2027
United States	7.1%	5.5%	3.5%	1.3%
(Specialized Distribution)

The key assumptions by CGU for impairment test as of December 31, 2021 were as follows:

CGU	Pre-tax WACC	Post-tax WACC	Expected Annual Long-Term Inflation 2022‑2026	Expected Volume Growth Rates 2022‑2026
United States	5.7%	4.9%	2.4%	2.0%
(Specialized Distribution)

Disclosure of Detailed Information About Sensitivity to Changes in Assumptions

CGU	Change in WACC		Change in Volume Growth CAGR (1)	Effect on Valuation
Mexico	+0.3	p.p.	-1.0%	Passes by 4.2x
Brazil	+0.5	p.p.	-1.0%	Passes by 2.6x
Colombia	+0.5	p.p.	-1.0%	Passes by 2.0x
Argentina	+1.9	p.p.	-1.0%	Passes by 8.6x
Guatemala	+0.4	p.p.	-1.0%	Passes by 42.9x
Costa Rica	+0.6	p.p.	-1.0%	Passes by 2.6x
Nicaragua	+0.8	p.p.	-1.0%	Passes by 1.0x
Panama	+0.3	p.p.	-1.0%	Passes by 5.8x
Uruguay	+0.2	p.p.	-1.0%	Passes by 3.9x

(1)Compound Annual Growth Rate (“CAGR”).

CGU	Change in WACC		Change in Sales Growth CAGR (1)	Effect on Valuation
Health Division (South America)	0.0	p.p.	(0.5)%	Passes by 1.41x

(1)Compound Annual Growth Rate (“CAGR”).

CGU	Change in Sales Growth CAGR (1)	Effect on Valuation
United States (Specialized Distribution)	(0.5)%	Passes by 1.76x
——————————
(1)Compound Annual Growth Rate (“CAGR”)